UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

100 High Street, Room 1000
Boston, MA 02110
(adress of principal executive offices)

David Randall
100 High St, Room 1000
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     617-523-3588

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507

                            Investment Company Report

ORMET CORP.

SECURITY        686701103             MEETING TYPE   Annual
TICKER SYMBOL   ORMT                  MEETING DATE   06-Nov-2009
ISIN            US6867011032          AGENDA         933156564 - Management

                                                                                                              FOR/AGAINST
ITEM        PROPOSAL                                                      TYPE            VOTE                MANAGEMENT
---------   -----------------------------------------------------------   -------------   -----------------   -----------
01          DIRECTOR                                                      Management
            1     NICHOLAS BURAKOW                                                        For                 For
            2     BENJAMIN DUSTER                                                         For                 For
            3     JEFFREY MARSHALL                                                        For                 For
            4     ROBERT PRUSAK                                                           For                 For
            5     DAVID ROBERTSON                                                         For                 For
            6     MICHAEL F. TANCHUK                                                      For                 For


Page 1 of 12                                                         23-Jul-2010

                            Investment Company Report

PITNEY BOWES INTERNATIONAL HOLDINGS, INC

SECURITY        724481866             MEETING TYPE   Annual
TICKER SYMBOL                         MEETING DATE   14-Dec-2009
ISIN                                  AGENDA         933174120 - Management

                                                                                                              FOR/AGAINST
ITEM        PROPOSAL                                                      TYPE            VOTE                MANAGEMENT
---------   -----------------------------------------------------------   -------------   -----------------   -----------
01          DIRECTOR                                                      Management
            1     H. HARRISON KEPHART, JR                                                 For                 For
            2     MARK J. GENTILE                                                         For                 For
02          RATIFICATION OF THE SELECTION OF                              Management      For                 For
            PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT
            PUBLIC ACCOUNTANTS FOR THE COMPANY FOR THE YEAR
            ENDING DECEMBER 31, 2010.


Page 2 of 12                                                         23-Jul-2010

                            Investment Company Report

AMTROL HOLDINGS, INC.

SECURITY        03236C103             MEETING TYPE   Annual
TICKER SYMBOL                         MEETING DATE   16-Dec-2009
ISIN                                  AGENDA         933171249 - Management

                                                                                                              FOR/AGAINST
ITEM        PROPOSAL                                                      TYPE            VOTE                MANAGEMENT
---------   -----------------------------------------------------------   -------------   -----------------   -----------
01          DIRECTOR                                                      Management
            1     LARRY T. GUILLEMETTE                                                    For                 For
            2     DAVID P. SPALDING                                                       For                 For
            3     TIMOTHY T. JANSZEN                                                      For                 For
            4     RYAN LANGDON                                                            For                 For
            5     RICHARD C. HARRIS                                                       For                 For
02          TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF                Management      For                 For
            THE CORPORATION'S COMMON STOCK FROM 12,500,000
            TO 15,000,000 FOR THE PURPOSE OF POTENTIAL ACQUISITIONS,
            EQUITY INVESTMENTS AND GENERAL CORPORATE PURPOSES.


Page 3 of 12                                                         23-Jul-2010

                            Investment Company Report

MAXXAM INC.

SECURITY        577913106             MEETING TYPE   Special
TICKER SYMBOL   MXM                   MEETING DATE   23-Dec-2009
ISIN            US5779131060          AGENDA         933167670 - Management

                                                                                                              FOR/AGAINST
ITEM        PROPOSAL                                                      TYPE            VOTE                MANAGEMENT
---------   -----------------------------------------------------------   -------------   -----------------   -----------
01          THE AMENDMENT OF MAXXAM'S RESTATED CERTIFICATE                Management      For                 For
            OF INCORPORATION TO EFFECT A 1-FOR-250 REVERSE
            STOCK SPLIT OF MAXXAM'S COMMON STOCK.
02          THE AMENDMENT OF MAXXAM'S RESTATED CERTIFICATE                Management      For                 For
            OF INCORPORATION TO EFFECT A 1-FOR-250 REVERSE
            STOCK SPLIT OF MAXXAM'S CLASS A PREFERRED STOCK.
03          THE AMENDMENT OF MAXXAM'S RESTATED CERTIFICATE                Management      For                 For
            OF INCORPORATION TO EFFECT A 1-FOR-250 REVERSE
            STOCK SPLIT OF MAXXAM'S CLASS B PREFERRED STOCK.


Page 4 of 12                                                         23-Jul-2010

                                Investment Company Report

CITIGROUP INC.

SECURITY        172967101             MEETING TYPE   Annual
TICKER SYMBOL   C                     MEETING DATE   20-Apr-2010
ISIN            US1729671016          AGENDA         933203503 - Management

                                                                                                              FOR/AGAINST
ITEM        PROPOSAL                                                      TYPE            VOTE                MANAGEMENT
---------   -----------------------------------------------------------   -------------   -----------------   -----------
1A          ELECTION OF DIRECTOR: ALAIN J.P. BELDA                        Management      For                 For
1B          ELECTION OF DIRECTOR: TIMOTHY C. COLLINS                      Management      For                 For
1C          ELECTION OF DIRECTOR: JERRY A. GRUNDHOFER                     Management      For                 For
1D          ELECTION OF DIRECTOR: ROBERT L. JOSS                          Management      For                 For
1E          ELECTION OF DIRECTOR: ANDREW N. LIVERIS                       Management      For                 For
1F          ELECTION OF DIRECTOR: MICHAEL E. O'NEILL                      Management      For                 For
1G          ELECTION OF DIRECTOR: VIKRAM S. PANDIT                        Management      Against             Against
1H          ELECTION OF DIRECTOR: RICHARD D. PARSONS                      Management      Against             Against
1I          ELECTION OF DIRECTOR: LAWRENCE R. RICCIARDI                   Management      For                 For
1J          ELECTION OF DIRECTOR: JUDITH RODIN                            Management      For                 For
1K          ELECTION OF DIRECTOR: ROBERT L. RYAN                          Management      For                 For
1L          ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO                    Management      For                 For
1M          ELECTION OF DIRECTOR: DIANA L. TAYLOR                         Management      For                 For
1N          ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.                Management      For                 For
1O          ELECTION OF DIRECTOR: ERNESTO ZEDILLO                         Management      For                 For
02          PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS               Management      For                 For
            CITI'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
            FIRM FOR 2010.
03          PROPOSAL TO APPROVE AMENDMENTS TO THE                         Management      Against             Against
            CITIGROUP 2009 STOCK INCENTIVE PLAN.
04          PROPOSAL TO APPROVE THE TARP REPAYMENT SHARES.                Management      Against             Against
05          PROPOSAL TO APPROVE CITI'S 2009 EXECUTIVE                     Management      Against             Against
            COMPENSATION.
06          PROPOSAL TO RATIFY THE TAX BENEFITS PRESERVATION              Management      Against             Against
            PLAN.
07          PROPOSAL TO APPROVE THE REVERSE STOCK SPLIT                   Management      Against             Against
            EXTENSION.
08          STOCKHOLDER PROPOSAL REGARDING POLITICAL NON-                 Shareholder     Against             For
            PARTISANSHIP.
09          STOCKHOLDER PROPOSAL REQUESTING A REPORT ON                   Shareholder     Against             For
            POLITICAL CONTRIBUTIONS.
10          STOCKHOLDER PROPOSAL REQUESTING A REPORT ON                   Shareholder     Against             For
            COLLATERAL FOR OVER-THE-COUNTER DERIVATIVES
            TRADES.
11          STOCKHOLDER PROPOSAL REQUESTING THAT                          Shareholder     For                 Against
            STOCKHOLDERS HOLDING 10% OR ABOVE HAVE THE
            RIGHT TO CALL SPECIAL STOCKHOLDER MEETINGS.
12          STOCKHOLDER PROPOSAL REQUESTING THAT EXECUTIVE                Shareholder     For                 Against
            OFFICERS RETAIN 75% OF THE SHARES ACQUIRED
            THROUGH COMPENSATION PLANS FOR TWO YEARS
            FOLLOWING TERMINATION OF EMPLOYMENT.


Page 5 of 12                                                         23-Jul-2010

                            Investment Company Report

13          STOCKHOLDER PROPOSAL REQUESTING REIMBURSEMENT                 Shareholder     Against             For
            OF EXPENSES INCURRED BY A STOCKHOLDER IN A
            CONTESTED ELECTION OF DIRECTORS.


Page 6 of 12                                                         23-Jul-2010

                            Investment Company Report

STERLING CHEMICALS, INC.

SECURITY        859166100             MEETING TYPE   Annual
TICKER SYMBOL   SCHI                  MEETING DATE   23-Apr-2010
ISIN            US8591661009          AGENDA         933218439 - Management

                                                                                                              FOR/AGAINST
ITEM        PROPOSAL                                                      TYPE            VOTE                MANAGEMENT
---------   -----------------------------------------------------------   -------------   -----------------   -----------
01          DIRECTOR                                                      Management
            1     RICHARD K. CRUMP                                                        For                 For
            2     JOHN V. GENOVA                                                          For                 For
            3     JOHN W. GILDEA                                                          For                 For
            4     JOHN L. TEEGER                                                          For                 For
02          PROPOSAL TO RATIFY THE APPOINTMENT OF GRANT                   Management      For                 For
            THOMTON LLP AS INDEPENDENT REGISTERED PUBLIC
            ACCOUNTING FIRM FOR THE COMPANY FOR THE FISCAL
            YEAR ENDING DECEMBER 31, 2010.
03          PROPOSAL TO RATIFY AND APPROVE THE LONG-TERM                  Management      Against             Against
            INCENTIVE PLAN AS SET FORTH ON ANNEX A OF THE
            PROXY STATEMENT.


Page 7 of 12                                                         23-Jul-2010

                            Investment Company Report

KRONOS WORLDWIDE, INC.

SECURITY        50105F105             MEETING TYPE   Annual
TICKER SYMBOL   KRO                   MEETING DATE   13-May-2010
ISIN            US50105F1057          AGENDA         933219758 - Management

                                                                                                              FOR/AGAINST
ITEM        PROPOSAL                                                      TYPE            VOTE                MANAGEMENT
---------   -----------------------------------------------------------   -------------   -----------------   -----------
1           DIRECTOR                                                      Management
            1     KEITH R. COOGAN                                                         For                 For
            2     CECIL H. MOORE, JR.                                                     For                 For
            3     GEORGE E. POSTON                                                        For                 For
            4     GLENN R. SIMMONS                                                        For                 For
            5     HAROLD C. SIMMONS                                                       For                 For
            6     R. GERALD TURNER                                                        For                 For
            7     STEVEN L. WATSON                                                        For                 For


Page 8 of 12                                                         23-Jul-2010

                            Investment Company Report

NL INDUSTRIES, INC.

SECURITY        629156407             MEETING TYPE   Annual
TICKER SYMBOL   NL                    MEETING DATE   19-May-2010
ISIN            US6291564077          AGENDA         933230980 - Management

                                                                                                              FOR/AGAINST
ITEM        PROPOSAL                                                      TYPE            VOTE                MANAGEMENT
---------   -----------------------------------------------------------   -------------   -----------------   -----------
1           DIRECTOR                                                      Management
            1     CECIL H. MOORE, JR.                                                     For                 For
            2     GLENN R. SIMMONS                                                        For                 For
            3     HAROLD C. SIMMONS                                                       For                 For
            4     THOMAS P. STAFFORD                                                      For                 For
            5     STEVEN L. WATSON                                                        For                 For
            6     TERRY N. WORRELL                                                        For                 For


Page 9 of 12                                                         23-Jul-2010

                            Investment Company Report

POLYMER GROUP, INC.

SECURITY        731745204             MEETING TYPE   Annual
TICKER SYMBOL   POLGA                 MEETING DATE   20-May-2010
ISIN            US7317452040          AGENDA         933260440 - Management

                                                                                                              FOR/AGAINST
ITEM        PROPOSAL                                                      TYPE            VOTE                MANAGEMENT
---------   -----------------------------------------------------------   -------------   -----------------   -----------
01          DIRECTOR                                                      Management
            1     CARLOS P. CAVALLE                                                       For                 For
            2     ELIZABETH A. FESSENDEN                                                  For                 For
            3     VERONICA M. HAGEN                                                       For                 For
            4     KEITH B. HALL                                                           For                 For
            5     WILLIAM B. HEWITT                                                       For                 For
            6     JAMES A. OVENDEN                                                        For                 For
            7     MARK R. PATTERSON                                                       For                 For
            8     JURRIAAN VAN DER SCHEE                                                  For                 For


Page 10 of 12                                                        23-Jul-2010

                            Investment Company Report

CORE-MARK HOLDING COMPANY, INC.

SECURITY        218681104             MEETING TYPE   Annual
TICKER SYMBOL   CORE                  MEETING DATE   25-May-2010
ISIN            US2186811046          AGENDA         933235752 - Management

                                                                                                              FOR/AGAINST
ITEM        PROPOSAL                                                      TYPE            VOTE                MANAGEMENT
---------   -----------------------------------------------------------   -------------   -----------------   -----------
1A          ELECTION OF DIRECTOR: ROBERT A. ALLEN                         Management      For                 For
1B          ELECTION OF DIRECTOR: STUART W. BOOTH                         Management      For                 For
1C          ELECTION OF DIRECTOR: GARY F. COLTER                          Management      For                 For
1D          ELECTION OF DIRECTOR: L. WILLIAM KRAUSE                       Management      For                 For
1E          ELECTION OF DIRECTOR: HARVEY L. TEPNER                        Management      For                 For
1F          ELECTION OF DIRECTOR: RANDOLPH I. THORNTON                    Management      For                 For
1G          ELECTION OF DIRECTOR: J. MICHAEL WALSH                        Management      For                 For
02          APPROVAL OF THE CORE-MARK 2010 LONG-TERM                      Management      Against             Against
            INCENTIVE PLAN.
03          TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS           Management      For                 For
            CORE-MARK'S INDEPENDENT REGISTERED PUBLIC
            ACCOUNTING FIRM TO SERVE FOR THE FISCAL YEAR
            ENDING DECEMBER 31, 2010.


Page 11 of 12                                                        23-Jul-2010

                            Investment Company Report

MAXXAM INC.

SECURITY        577913304             MEETING TYPE   Annual
TICKER SYMBOL   MAXX                  MEETING DATE   26-May-2010
ISIN            US5779133041          AGENDA         933279538 - Management

                                                                                                              FOR/AGAINST
ITEM        PROPOSAL                                                      TYPE            VOTE                MANAGEMENT
---------   -----------------------------------------------------------   -------------   -----------------   -----------
01          DIRECTOR                                                      Management
            1     ROBERT J. CRUIKSHANK*                                                   For                 For
            2     STANLEY D. ROSENBERG*                                                   For                 For
            3     MICHAEL J. ROSENTHAL*                                                   For                 For
            4     SHAWN M. HURWITZ**                                                      For                 For


Page 12 of 12                                                        23-Jul-2010

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 26, 2010
   * Print the name and title of each signing officer under his or her signature By the Commission